Convertible loan	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Convertible loan

14.	Convertible loan

The following table summarizes the changes in the convertible debt instrument during the period ended December 31, 2021

	Host	Embedded derivative	Total
	loan	£	£

Balance at December 31, 2020	-	-	-
Loan notes issued in the period	3,540,349	2,744,109	6,284,458
Accrued interest	3,183,894	-	3,183,894
Fair value adjustment	-	4,181,545	4,181,545
Currency adjustment	81,967	-	81,967
Balance at December 30, 2021	6,806,210	6,925,654	13,731,864

The fair value of the residual loan is $17,244,578 (£12,835,742 based on the exchange rate as at December 31, 2021).

During 2021, the Group issued convertible loan notes with a face value of $17,657,808 (£13,051,821 based on the exchange rate as at December 31, 2021) in exchange for $8,768,904 (£6,383,659) in cash. These notes required the payment of mandatory annual interest coupons of 5% p.a. and mature, unless previously repaid or converted in shares on February 15, 2022.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14.	Convertible loan (continued)

At the time of an initial public offering (“IPO”), 50% of the face value of the outstanding Convertible Loan Notes (including interest accrued to date), and any further balance as elected by the noteholders, will convert into shares at a conversion price, which is the lower of (a) the price per share calculated on a fully diluted basis (based on the number of shares in issue and vested share options immediately prior to the IPO being approved by the shareholders) on an assumed entity valuation of $120,000,000 and (b) the listing price. The remaining amount due under the loan notes are repayable at par or convertible (on the same value) into shares in the listed entity at the loan note holders’ option in two equal tranches at 90 days and 180 days after the listing date.

In the event of an act of default (including if the Group does not list despite its and its bankers’ efforts before February 15, 2022) the outstanding notes become immediately repayable at their face value.

At the time of our initial public offering on February 10, 2022, loan notes totaling $13,447,012 (£9,861,405) converted into 3,164,015 ADSs and 6,328,030 Warrants at a combined issue price of $4.25.

The convertible loan has been recognized as a debt instrument with a contingently conversion option separately accounted for as an embedded conversion option derivative.

(i)	The convertible loan debt host instrument’s initial fair value is the residual amount of the consideration received, net of attributable costs of £100,000, after separating out the fair value of the embedded conversion option derivative. The loan is subsequently measured at its amortized cost in accordance with IFRS 9 – Financial Instruments. It is presented as a financial liability in the consolidated statement of financial position. Management calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount after taking into account the 5% interest rate. The calculated effective interest rate is 28% given the significant value of the embedded conversion option on issuance of the instrument.

(ii)	The embedded conversion option derivative was initially measured at fair value and is subsequently remeasured to fair value at each reporting date. Under IAS 32 Financial Instruments: Presentation, this derivative could have been classified as a component of equity only if in all cases the contract would be settled by the Group delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or debt redemption. However, the convertible instrument included a conversion feature resulting in settlement in a variable number of shares and consequently, none of the instrument comprises an equity component. As a result, the derivative is presented in the statement of financial position as a liability in accordance with IFRS 9 and IAS 32. Changes in the fair value (gains or losses) of the derivative at the end of each period are recorded in the consolidated statements of comprehensive loss.

The value of the embedded derivative is remeasured at fair value at each reporting date (based on a Black-Scholes valuation model) with recognition of the changes in fair value in the consolidated statements of comprehensive loss in accordance with IFRS 9. The inputs associated with calculating the fair value of the embedded derivative are considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures and therefore the valuation of the conversion option is a level 3 valuation. The significant inputs used in the valuation are:

The model inputs were as follows:
2021
Exercise price in USD	$4.82
Share price in USD	8.00
Time to maturity	1 to 7 months
Expected volatility	71% - 80%
Risk free interest rate (US treasury bond)	0.08%
Dividend yield	-
Probability, as at the reporting date, of IPO completion	75%

A change in the share price input might result in a significantly higher or lower valuation. A 25% reduction in the share price assumption would reduce the estimated value of the embedded derivative by £3.8 million. A 25% increase in the share price assumption would increase the estimated value of the embedded derivative by £4.0 million.